Condensed Consolidated Statement Of Cash Flows (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Offering costs		$ 3,100
Proceeds from issuance of Convertible Notes payable	$ 95,000	95,000 [1]
Related Party
Proceeds from issuance of Convertible Notes payable	$ 20,000	$ 20,000

[1]	Includes related party amount of $20.0 million for the period from June 18, 2024 (inception) to December 31, 2024.